SEGMENT INFORMATION (Schedule of Share Based Payment Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	$ 792	$ 758	$ 1,369
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	722	659	1,265
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	$ 70	$ 99	$ 104